Corporate information	12 Months Ended
Dec. 31, 2022
Corporate information [Abstract]
Corporate information
1. Corporate information

GH Research PLC (the “Company”) was incorporated on March 29, 2021. The registered office of the Company is located at 28 Baggot Street Lower, Dublin 2, Ireland. The Company controls one wholly-owned subsidiary: GH Research Ireland Limited, which was incorporated in Dublin, Ireland on October 16, 2018. The Company and its subsidiary form the GH Research Group (the “Group” or GH Research).

The Group is a clinical-stage biopharmaceutical company dedicated to transforming the treatment of psychiatric and neurological disorders. Its initial focus is on developing the novel and proprietary mebufotenin (5-methoxy-N,N-dimethyltryptamine, or 5-MeO-DMT) therapies for the treatment of patients with Treatment Resistant Depression, or TRD. Its portfolio currently includes GH001, a proprietary inhalable mebufotenin product candidate, GH002, a proprietary intravenous mebufotenin product candidate, and GH003, a proprietary intranasal mebufotenin product candidate.

On March 29, 2021, GH Research PLC was incorporated under the laws of Ireland to become the ultimate holding company for GH Research Ireland Limited pursuant to a corporate reorganization, which is described in further detail in note 15 “Share capital and reserves”.

These consolidated financial statements were presented to the Board of Directors and approved by them for issue on March 9, 2023.